Due to Related Parties (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Due to Related Parties [Abstract]
Interest expense on short-term borrowings	$ 0	$ 0	$ 200,799